NYSE

[redacted]

14008517

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

November 5, 2014

Received SEC

NOV 05 2014

Washington, DC 20549
CERT NYS
File No. 001-34677

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 7.50% Senior Notes due 2017 of Scorpio Tankers Inc. under the Exchange Act of 1934.

Sincerely,